Preferred and Common Stock	12 Months Ended
Dec. 31, 2018
Preferred and Common Stock [Abstract]
PREFERRED AND COMMON STOCK

NOTE 19: PREFERRED AND COMMON STOCK

On November 9, 2018, the Stockholders of Navios Acquisition approved a one-for-15 reverse stock split of all outstanding common stock shares of the Company which was effected on November 14, 2018. The effect of the reverse stock split was to combine each 15 shares of outstanding common stock into one new share, with no change in authorized shares or par value per share, and to reduce the number of common stock shares outstanding from approximately 142.9 million shares to approximately 9.5 million shares. No fractional shares of common stock were issued in connection with the reverse stock split. Stockholders who would otherwise hold fractional shares of the Company’s common stock received a cash payment in lieu thereof. All issued and outstanding shares of common stock, conversion terms of preferred stock, options to purchase common stock and per share amounts contained in the financial statements, in accordance with Staff Accounting Bulletin Topic 4C, have been retroactively adjusted to reflect the reverse split for all periods presented.

Preferred Stock

Series A Convertible Preferred Stock

On September 17, 2010, Navios Acquisition issued 3,000 shares of the Company’s authorized Series A Convertible Preferred Stock to an independent third party as a consideration for certain consulting and advisory fees related to the VLCC acquisition. The preferred stock has no voting rights, is only convertible into shares of common stock and does not participate in dividends until such time as the shares are converted into common stock. On January 6, 2016, Navios Acquisition redeemed, through the holder’s put option, 6,667 shares of puttable common stock and paid cash of $1,000 to the holder upon redemption. The Series A shares of preferred stock were fully converted into 80,000 common stock that was issued on March 11, 2016.

As of each of December 31, 2018 and December 31, 2017, no shares of Series A Convertible Preferred Stock were outstanding.

Series B Convertible Preferred Stock

On October 29, 2010, Navios Acquisition issued 540 shares of the Company’s authorized Series B Convertible Preferred Stock to the seller of the two LR1 product tankers. The preferred stock contained a 2% per annum dividend payable quarterly starting on January 1, 2011 and upon declaration by the Company’s Board commenced payment on March 31, 2011. The preferred stock did not have any voting rights. On June 30, 2015, 162 shares of Series B Convertible Preferred Stock (being 30% of the 540 shares originally issued), with nominal value of $10 per share, were mandatorily converted into 4,320 shares of common stock at a conversion ratio of 1:375. On October 27, 2015, the remaining 378 shares of Series B Convertible Preferred Stock (being 70% of the 540 shares originally issued), with nominal value of $10 per share, were converted into 7,200 shares of common stock at a conversion ratio of 1:525.

As of each of December 31, 2018 and December 31, 2017, no shares of Series B Convertible Preferred Stock were outstanding.

Series C Convertible Preferred Stock

On March 30, 2011, pursuant to an Exchange Agreement Navios Holdings exchanged 511,733 shares of Navios Acquisition’s common stock it held for 1,000 non-voting Series C Convertible Preferred Stock of Navios Acquisition. Each holder of shares of Series C Convertible Preferred Stock shall be entitled at their option at any time, after March 31, 2013 to convert all or any of the outstanding shares of Series C Convertible Preferred Stock into a number of fully paid and non-assessable shares of Common Stock determined by multiplying each share of Series C Convertible Preferred Stock to be converted by 512, subject to certain limitations. Upon the declaration of a common stock dividend, the holders of the Series C Convertible Preferred Stock are entitled to receive dividends on the Series C Convertible Preferred Stock in an amount equal to the amount that would have been received in the number of shares of Common Stock into which the Shares of Series C Convertible Preferred Stock held by each holder thereof could be converted. For the purpose of calculating earnings / (loss) per share this preferred stock is treated as in-substance common stock and is allocated income / (losses) and considered in the diluted calculation.

The Company was authorized to issue up to 10,000,000 shares of $0.0001 par value preferred stock in total with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors.

As of each of December 31, 2018 and December 31, 2017 the Company’s issued and outstanding preferred stock consisted of the 1,000 Series C Convertible Preferred Stock.

Series D Convertible Preferred Stock

On each of August 31, 2012, October 31, 2012, February 13, 2013 and April 24, 2013, Navios Acquisition issued 300 shares of its authorized Series D Convertible Preferred Stock (nominal and fair value $3,000) to a shipyard, in partial settlement of the purchase price of each of the newbuilding LR1 product tankers, Nave Cassiopeia, Nave Cetus, Nave Atropos and Nave Rigel. The preferred stock includes a 6% per annum dividend payable quarterly, starting one year after delivery of each vessel. The Series D Convertible Preferred Stock mandatorily converted into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. During 2015, Navios Acquisition redeemed, at certain dates through the holder’s put option, 400 shares of the Series D Convertible Preferred Stock and paid cash of $4,000 in total to the holder upon redemption. As a result of the redemptions, no shares of series D Convertible Preferred Stock are outstanding.

In addition at certain dates in 2015, 800 shares of Series D Convertible Preferred Stock were mandatorily converted into 53,333 shares of common stock. In conjunction with these conversions, the 53,333 shares of common stock were reclassified to puttable common stock within temporary equity, as a result of an embedded put option of the holder for up to 30 months after the conversion date.

As of each of December 31, 2018 and December 31, 2017, no shares of Series D Convertible Preferred Stock were outstanding.

Common Stock and puttable common stock

The Board of Directors of Navios Acquisition has approved 1-for-15 reverse stock split of its issued and outstanding shares of common stock and on November 9, 2018, the reverse stock split was approved by Navios Acquisition’s stockholders. The reverse stock split was effective since November 14, 2018 and the common stock commenced trading on such date on a split adjusted basis.

As of December 31, 2018 and December 31, 2017, the no shares of puttable common stock were outstanding:

	Puttable Common Stock
	Number of common shares	Amount
Balance at December 31, 2016	16,667	$2,500
Redemption of 16,667 shares of the puttable common stock	(16,667)	(2,500)
Balance at December 31, 2017	—	—
Balance at December 31, 2018	—	—

Pursuant to an Exchange Agreement entered into on March 30, 2011, Navios Holdings exchanged 511,733 shares of Navios Acquisition’s common stock it held for 1,000 non-voting shares of Series C Convertible Preferred Stock of Navios Acquisition.

In various dates in 2016 Navios Acquisition redeemed, through the holder’s put option, 26,667 shares of the puttable common stock and paid cash of $4,000 to the holder upon redemption.

On March 11, 2016, 80,000 shares of common stock were issued as a result of the conversion of 3,000 shares of Series A Convertible Preferred Stock.

In various dates in 2017, Navios Acquisition redeemed, through the holder’s put option 16,667 shares of puttable common stock and paid cash of $2,500 to the holder upon redemption.

In December 2017, Navios Acquisition authorized and issued in the aggregate 118,328 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years.

In February 2018, the Board of Directors of Navios Acquisition authorized a stock repurchase program for up to $25,000 of Navios Acquisition’s common stock, for two years. Stock repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of repurchases under the program will be determined by management based upon market conditions and other factors. Repurchases may be made pursuant to a program adopted under Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. The program does not require any minimum repurchase or any specific number or amount of shares of common stock and may be suspended or reinstated at any time in Navios Acquisition’s discretion and without notice. The Board of Directors will review the program periodically. Repurchases will be subject to restrictions under Navios Acquisition’s credit facilities and indenture. As of December 31, 2018, the Company had repurchased and cancelled 670,962 shares of common stock, at a total cost of approximately $7,118.

Under the terms of the Merger with Navios Midstream on December 13, 2018, Navios Acquisition acquired all of the outstanding publicly held common units of Navios Midstream though the issuance of 3,683,284 newly issued shares of Navios Acquisition common stock in exchange for the publicly held common units of Navios Midstream at an exchange ratio of 0.42 shares of Navios Acquisition for each Navios Midstream common unit.

In December 2018, Navios Acquisition authorized and issued in the aggregate 129,269 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years.

As of December 31, 2018, the Company was authorized to issue 250,000,000 shares of $0.0001 par value common stock of which 13,280,927 were issued and outstanding.

Stock based compensation

In December 2018, Navios Acquisition authorized and issued in the aggregate 129,269 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years.

The holders of restricted stock are entitled to dividends paid on the same schedule as paid to the stock holders of the company. The fair value of restricted stock is determined by reference to the quoted stock price on the date of grant of $5.36 per share (or total fair value of $693).

Compensation expense is recognized based on a graded expense model over the vesting period.

The effect of compensation expense arising from the stock-based arrangement described above was $12, $0 and $0 for the year ended December 31, 2018, 2017 and 2016 respectively, and it is reflected in general and administrative expenses on the statement of operations. The recognized compensation expense for the year is presented as adjustment to reconcile net (loss)/ income to net cash provided by operating activities on the statements of cash flows.

There were no restricted stock or stock options exercised, forfeited or expired during the year ended December 31, 2018.

Restricted shares outstanding and not vested were 129,269 shares as of December 31, 2018.

The estimated compensation cost relating to service conditions of non-vested restricted stock, not yet recognized was $681 as of December 31, 2018 and is expected to be recognized over the weighted average time to vest of 4.0 years.

In December 2017, Navios Acquisition authorized and issued in the aggregate 118,328 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years.

The holders of restricted stock are entitled to dividends paid on the same schedule as paid to the stock holders of the company. The fair value of restricted stock is determined by reference to the quoted stock price on the date of grant of $17.7 per share (or total fair value of $2,094).

Compensation expense is recognized based on a graded expense model over the vesting period.

The effect of compensation expense arising from the stock-based arrangement described above was $1,064, $57 and $0 for the year ended December 31, 2018 and 2017, respectively, and it is reflected in general and administrative expenses on the statement of operations. The recognized compensation expense for the year is presented as adjustment to reconcile net (loss)/ income to net cash provided by operating activities on the statements of cash flows.

There were no restricted stock or stock options exercised, forfeited or expired during the year ended December 31, 2018.

Restricted shares outstanding and not vested were 88,743 shares as of December 31, 2018.

The estimated compensation cost relating to service conditions of non-vested restricted stock, not yet recognized was $974 as of December 31, 2018 and is expected to be recognized over the weighted average time to vest of 3.0 years.

The weighted average contractual life of the 100,000 stock options outstanding, that were issued in October 2013 and vested ratably through a three year period, was 4.8 years as of December 31, 2018. The effect of compensation expense arising from the restricted shares and stock options amounted to $0, $0 and $864 as of December 31, 2018, 2017 and 2016, respectively, and it was reflected in general and administrative expenses on the statements of operations.